OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLES AND ACCRUED EXPENSES
Other taxes payable	$ 3,614,082	$ 3,548,227
Accrued payroll & welfare	13,623	13,805
Accrued expense & liability	191,918	365,304
Interest payable	0	4,148
Others	55,906	49,081
Other payables and accrued expenses	$ 3,875,529	$ 3,980,565